Filed pursuant to Rule 497(e)		Registration Statement Nos. 33-29180
                                           	               and 811-05823

           Supplement dated May 21, 2010, to the
      Prospectus dated November 27, 2009, regarding the
              Domini Social Equity Fund(R)
                   Institutional Shares

Effective on May 21, 2010, the eligibility requirements applicable to the Institutional Shares of the Domini Social Equity Fund set forth on page A-7 of the Prospectus have been modified to establish a $2 million minimum initial investment for all Institutional Share accounts, including defined contribution plan accounts. Defined contribution plan accounts continue to qualify for Institutional Share investment at the sponsor level and cannot be aggregated with defined contribution plans of unaffiliated sponsors to meet the $2 million minimum initial investment amount. Omnibus or other accounts for which Domini provides recordkeeping and/or other services or for which the Fund is required to pay any type of administrative payment per participant account are not eligible for the Institutional Shares.

The chart on page 27 of the Fund's prospectus reflecting the Domini Funds' initial and subsequent investment minimums for eligible shareholders is replaced by the following:


  					Share Classes
Investment minimum
Initial/Additional Investment   Investor    ClassA    Institutional   Class R
-----------------------------   --------    --------  -------------  ---------

Individual and Joint Accounts   $2500/$100 $2500/$100 $2 million/none  N/A
(nonretirement)

Individual Retirement Accounts  $1500/$100 $1500/$100 $2 million/none  N/A
(IRAs)

Uniform Gifts/Transfers to      $1500/$100 $1500/$100 $2 million/none  N/A
Minor Accounts (UGMA/UTMA);
Coverdell Education Savings
Accounts

Employer-Sponsored             $2500/$100  $2500/$100 $2 million/none  None
Retirement and Benefit
Plan Accounts (e.g., 401(k),
SEP-IRA, SIMPLE IRA)


Accounts for Organizations     $2500/$100  $2500/$100  $2 million/none None
(e.g., trust, corporation,
partnership, endowment,
foundation, or other entity)


If you have any questions concerning this supplement, please contact
                  Domini at 1-800-582-6757.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
                  FOR FUTURE REFERENCE.